Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement of Income and Comprehensive Income
Profit for the year	$ 69,543	$ 70,382
Item that will be reclassified subsequently to profit or loss: Recognized directly in equity:
Net gain (loss) on translation of foreign currency balances	9,227	(17,666)
Total other comprehensive income that will be reclassified to profit or loss, net of tax	9,227	(17,666)
Recognized directly in equity:
Gold prepayment revaluation	(192)	512
Tax effect	51	(135)
Remeasurement - actuarial (loss) gain	(8,056)	45,083
Tax effect	(276)	(2,249)
Total other comprehensive income that will not be reclassified to profit or loss, net of tax	(8,473)	43,211
Other comprehensive income net of tax, for the year	754	25,545
Attributable to:
Owners of the Company	67,245	95,927
Non-controlling interest	3,052	0
Total comprehensive income for the year	$ 70,297	$ 95,927